SCHEDULE OF INVESTMENTS

ROYCE GLOBAL TRUST

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.2%

Australia – 2.1%
Cochlear	4,000	$739,119
IPH	142,562	336,769
Technology One	40,400	1,028,139
Total		2,104,027

Bermuda – 0.8%
Bank of N.T. Butterfield & Son	18,500	794,020
Total		794,020

Brazil – 1.3%
Odontoprev	171,600	426,884
TOTVS	97,885	844,729
Total		1,271,613

Canada – 20.5%
Alamos Gold Cl. A	94,100	3,280,011
Altus Group	22,470	959,702
AutoCanada [1]	45,840	1,029,317
Canaccord Genuity Group	97,143	749,670
Colliers International Group	6,945	1,084,878
Computer Modelling Group	25,000	112,632
Descartes Systems Group (The) [1]	8,424	793,793
IMAX Corporation [1]	44,171	1,446,600
Major Drilling Group International [1]	119,300	997,810
Onex Corporation	17,813	1,580,604
Pan American Silver	12,700	491,871
Pason Systems	50,000	434,002
Sprott	45,635	3,792,915
Stella-Jones	22,404	1,278,366
TELUS Corporation	16,311	256,907
TMX Group	47,600	1,820,956
Total		20,110,034

France – 0.5%
Ayvens	39,000	470,243
Total		470,243

Germany – 0.2%
Carl Zeiss Meditec	3,400	168,293
Total		168,293

Greece – 1.0%
Sarantis	64,500	981,412
Total		981,412

Iceland – 0.3%
Embla Medical [1]	51,000	249,463
Total		249,463

India – 1.6%
AIA Engineering	28,440	981,753
BSE	21,696	499,706
Dish TV India [1]	1,050,000	57,710
Total		1,539,169

Indonesia – 0.1%
Aspirasi Hidup Indonesia	2,000,000	51,605
Total		51,605

Ireland – 0.1%
Avadel Pharmaceuticals [1]	7,460	113,914
Total		113,914

Israel – 8.7%
Cellebrite DI [1]	29,893	553,917
Global-e Online [1]	5,200	185,952
Nova [1]	4,980	1,591,907
Phoenix Financial	48,500	1,815,711
Tel Aviv Stock Exchange	189,000	4,358,949
Total		8,506,436

Italy – 0.8%
Carel Industries	25,000	656,001
SOL	2,400	142,858
Total		798,859

Japan – 1.6%
As One	11,200	185,928
Fukui Computer Holdings	10,800	243,919
NSD	12,200	286,923
Riken Keiki	4,600	97,204
TKC Corporation	25,500	729,385
Total		1,543,359

Jersey – 0.8%
JTC	45,700	810,068
Total		810,068

Netherlands – 0.6%
IMCD	5,500	568,241
Total		568,241

New Zealand – 0.4%
Fisher & Paykel Healthcare	17,000	365,156
Total		365,156

Norway – 3.2%
Protector Forsikring	64,500	3,173,440
Total		3,173,440

Panama – 0.6%
Banco Latinoamericano de Comercio Exterior Cl. E	13,716	630,525
Total		630,525

Singapore – 0.0%
Midas Holdings [1,2]	400,000	0
Total		0

South Africa – 3.4%
CA Sales Holdings	147,597	149,563
Curro Holdings	258,594	179,683
PSG Financial Services	550,976	727,403
Stadio Holdings	3,686,928	2,241,618
Total		3,298,267

Sweden – 5.0%
Bravida Holding	68,900	671,479
Karnov Group [1]	145,381	1,738,815
Mycronic	4,650	106,169
OEM International Cl. B	107,000	1,625,276
Teqnion [1]	47,800	793,079
Total		4,934,818

Switzerland – 1.6%
Kardex Holding	2,400	931,600
VZ Holding	2,900	606,193
Total		1,537,793

United Kingdom – 5.8%
Auto Trader Group	7,000	74,203
Diploma	8,200	585,045
DiscoverIE Group	71,204	568,828
FDM Group Holdings	46,800	82,579
Genuit Group	54,600	269,861
Halma	25,652	1,190,228
ICG	3,300	98,794
Judges Scientific	7,600	641,894
Keystone Law Group	95,940	903,208
Mortgage Advice Bureau Holdings	36,100	348,595
Optima Health [1]	112,600	340,730
Restore	79,840	284,548
SThree	146,600	321,374
Total		5,709,887

United States – 33.2%
Air Lease Cl. A	7,313	465,472
APi Group [1]	63,649	2,187,616
Arcosa	12,660	1,186,369
Artisan Partners Asset Management Cl. A	26,500	1,150,100
Atmus Filtration Technologies	15,670	706,560
Blue Owl Capital Cl. A	24,876	421,151
Element Solutions	36,400	916,188
Enpro [3]	2,635	595,510
ESAB Corporation	12,960	1,448,150
EVI Industries	58,563	1,851,176
GCM Grosvenor Cl. A	101,682	1,227,302
Griffon Corporation	11,250	856,687
Hagerty Cl. A [1]	39,300	473,172
Helios Technologies	3,000	156,390
I3 Verticals Cl. A [1]	15,000	486,900
Innospec	11,518	888,729
Kadant	968	288,057
KBR	16,416	776,313
Lindsay Corporation [3]	3,547	498,566
Littelfuse	7,350	1,903,724
MKS	7,067	874,683
Morningstar	4,110	953,561
NewtekOne	22,650	259,343
nLIGHT [1]	12,800	379,264
Quaker Houghton	12,580	1,657,415
RB Global	10,100	1,094,436
Repligen Corporation [1]	1,286	171,900
Richardson Electronics	6,356	62,225
Royal Gold	6,320	1,267,666
SEI Investments	21,150	1,794,578
Teledyne Technologies [1]	1,340	785,294
Transcat [1]	13,405	981,246
UFP Industries	2,200	205,678
Valmont Industries	2,600	1,008,098
Victory Capital Holdings Cl. A	17,670	1,144,309
Viper Energy Cl. A	16,069	614,157
Vontier Corporation	19,889	834,741
Total		32,572,726

TOTAL COMMON STOCKS
(Cost $51,929,303)		92,303,368

INVESTMENTS AT VALUE
(Cost $51,929,303)		92,303,368

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $5,454,444 (collateralized by obligations of U.S. Government Agencies, 3.75% due 4/30/27, valued at $5,563,017)
(Cost $5,453,913)		5,453,913

TOTAL INVESTMENTS – 99.8%
(Cost $57,383,216)		97,757,281

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		202,799

NET ASSETS – 100.0%		$97,960,080

[1]	Non-income producing.

[2]	A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[3]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of September 30, 2025. Total market value of pledged securities as of September 30, 2025, was $666,726.

Securities are categorized by the country of their headquarters.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $57,383,424. As of September 30, 2025, net unrealized appreciation for all securities was $40,373,857, consisting of aggregate gross unrealized appreciation of $42,276,976 and aggregate gross unrealized depreciation of $1,903,119. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Global Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on February 14, 2011. The Fund commenced operations on October 18, 2013. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of September 30, 2025. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$92,303,368	$ –	$0	$92,303,368
Repurchase Agreement	–	5,453,913	–	5,453,913

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of September 30, 2025, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

As of September 30, 2025, the Fund had no outstanding borrowings under the credit agreement. The Fund and BNPPI may agree for the Fund to borrow again under the credit agreement, which borrowed amount may not exceed $15,000,000. During the nine-month period ended September 30, 2025, the Fund had an average daily loan balance of $124,542. As of September 30, 2025, the aggregate value of rehypothecated securities was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).